John Hancock Variable Insurance Trust

Supplement dated April 12, 2017

to the Prospectus dated May 1, 2016

Strategic Income Opportunities Trust (the “fund”)

The following amends and restates the portfolio manager information under the heading “Portfolio management”:

Daniel S. Janis III Senior Managing Director and Senior Portfolio Manager Managed fund since 2004	Thomas C. Goggins Senior Managing Director and Senior Portfolio Manager Managed fund since 2009	Kisoo Park Managing Director and Portfolio Manager Managed fund since 2015
Christopher M. Chapman, CFA Managing Director and Portfolio Manager Managed fund since 2017

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “John Hancock Asset Management a division of Manulife Asset Management (US) LLC” is amended to include Christopher M. Chapman as one of the Portfolio Managers of Strategic Income Opportunities Trust:

  Christopher M. Chapman, CFA. Managing Director and Portfolio Manager; joined John Hancock Asset Management in 2005; began business career in 1999.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Variable Insurance Trust

Supplement dated April 12, 2017

to the Statement of Information dated May 1, 2016

JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF

MANULIFE ASSET MANAGEMENT (US) LLC

(“John Hancock Asset Management”)

The section under “APPENDIX III - PORTFOLIO MANAGER INFORMATION” applicable to John Hancock Asset Management is amended and restated as follows to add Christopher M. Chapman, CFA, as one of the portfolio managers of Strategic Income Opportunities Trust.

Portfolio Managers and Other Accounts Managed:

The portfolio managers for the Strategic Income Opportunities Trust are:  Daniel S. Janis III, Thomas C. Goggins, Kisoo Park and Christopher M. Chapman, CFA.

The following table reflects information as of March 31, 2017 for Christopher M. Chapman:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Christopher M. Chapman	None	None	None	None	None	None

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance for Christopher M. Chapman

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Christopher M. Chapman	None	None	None	None	None	None

Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the fund that he managed as of March 31, 2017.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.